UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-09037

Nuveen Investment Trust III

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Kevin J. McCarthy—Vice President and Secretary

333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year end: September 30

Date of reporting period: December 31, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Nuveen Symphony Credit Opportunities Fund

Portfolio of Investments	December 31, 2014 (Unaudited)

Shares	Description (1)				Value

	LONG-TERM INVESTMENTS – 98.2%

	COMMON STOCKS – 0.4%

	Diversified Consumer Services – 0.4%

180,828	Cengage Learning Holdings II LP, (2)				$4,023,423

	Media – 0.0%

9,292	Tribune Company, (3)				—
	Total Common Stocks (cost $5,849,360)				4,023,423

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value

	CONVERTIBLE BONDS – 0.3%

	Health Care Equipment & Supplies – 0.2%

$1,537	Hologic Inc.	0.000%	12/15/43	N/R	$1,684,936

	Oil, Gas & Consumable Fuels – 0.1%

3,330	Energy and Exploration Partners Inc.	8.000%	7/01/19	N/R	1,165,500
$4,867	Total Convertible Bonds (cost $4,796,479)				2,850,436

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value

	CORPORATE BONDS – 87.5%

	Aerospace & Defense – 1.1%

$4,000	TransDigm Inc.	6.000%	7/15/22	CCC+	$3,990,000

4,000	TransDigm Inc.	6.500%	7/15/24	CCC+	4,020,000

3,000	Triumph Group Inc.	5.250%	6/01/22	BB–	2,992,500
11,000	Total Aerospace & Defense				11,002,500

	Air Freight & Logistics – 0.1%

750	XPO Logistics, Inc., 144A	7.875%	9/01/19	B1	783,750

	Automobiles – 1.1%

8,000	DriveTime Automotive Group Inc, DT Acceptance Corporation, 144A	8.000%	6/01/21	B	7,190,000

2,500	Jaguar Land Rover PLC, 144A	4.125%	12/15/18	BB	2,512,500

1,375	Jaguar Land Rover PLC, 144A	4.250%	11/15/19	BB	1,385,313
11,875	Total Automobiles				11,087,813

	Chemicals – 1.2%

7,000	Hexion US Finance	6.625%	4/15/20	B3	6,860,000

2,500	Huntsman International LLC, 144A	5.125%	11/15/22	B+	2,462,500

3,000	Ineos Group Holdings SA, 144A	6.125%	8/15/18	B–	2,872,500
12,500	Total Chemicals				12,195,000

Nuveen Investments	1

Nuveen Symphony Credit Opportunities Fund (continued)

Portfolio of Investments	December 31, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value

	Commercial Services & Supplies – 0.9%

$5,000	Cenveo Corporation, 144A	6.000%	8/01/19	B	$4,525,000

1,650	NES Rental Holdings Inc., 144A	7.875%	5/01/18	CCC+	1,666,500

3,000	West Corporation, 144A	5.375%	7/15/22	B+	2,872,500
9,650	Total Commercial Services & Supplies				9,064,000

	Communications Equipment – 3.7%

9,000	Alcatel Lucent USA Inc., 144A	6.750%	11/15/20	B	9,499,500

9,500	Avaya Inc., 144A	7.000%	4/01/19	B1	9,262,500

15,500	Avaya Inc., 144A	10.500%	3/01/21	CCC+	13,252,500

1,500	CommScope Inc., 144A	5.000%	6/15/21	B+	1,477,500

2,550	CommScope Inc., 144A	5.500%	6/15/24	B+	2,511,750

2,000	Nortel Networks Limited, (7)	0.000%	7/15/11	N/R	2,085,000
40,050	Total Communications Equipment				38,088,750

	Construction & Engineering – 0.4%

2,250	AECOM Technology Corporation, 144A	5.750%	10/15/22	BB–	2,300,625

2,250	AECOM Technology Corporation, 144A	5.875%	10/15/24	BB–	2,300,625
4,500	Total Construction & Engineering				4,601,250

	Construction Materials – 0.6%

7,000	Gates Global LLC, 144A	6.000%	7/15/22	B	6,703,900

	Consumer Finance – 2.4%

8,925	First Data Corporation	12.625%	1/15/21	B–	10,598,438

6,435	First Data Corporation	11.750%	8/15/21	CCC+	7,384,163

2,500	Navient Corp.	5.000%	10/26/20	BB	2,453,125

2,700	SLM Corporation	4.875%	6/17/19	BB	2,707,830

1,900	Springleaf Finance Corporation	6.000%	6/01/20	B2	1,881,000
22,460	Total Consumer Finance				25,024,556

	Containers & Packaging – 1.8%

6,600	Ardagh Packaging Finance / MP HD USA, 144A	6.250%	1/31/19	CCC+	6,451,500

4,000	BWAY Holding Company, 144A	9.125%	8/15/21	CCC	4,000,000

8,000	Cascades Inc., 144A	5.500%	7/15/22	Ba3	7,960,000

500	Reynolds Group	6.875%	2/15/21	B+	521,875
19,100	Total Containers & Packaging				18,933,375

	Diversified Consumer Services – 0.3%

2,000	Ahern Rentals Inc., 144A	9.500%	6/15/18	B	2,070,000

825	Harland Clarke Holdings, 144A	6.875%	3/01/20	B+	804,375
2,825	Total Diversified Consumer Services				2,874,375

	Diversified Financial Services – 1.6%

8,250	Jefferies Finance LLC Corporation, 144A	6.875%	4/15/22	B1	7,548,750

3,500	Memorial Resource Development Corp., 144A	5.875%	7/01/22	B–	3,167,500

2	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value

	Diversified Financial Services (continued)

$2,970	MSCI Inc., 144A	5.250%	11/15/24	BB+	$3,073,950

3,350	Nationstar Mortgage LLC Capital Corporation	6.500%	8/01/18	B+	3,190,875
18,070	Total Diversified Financial Services				16,981,075

	Diversified Telecommunication Services – 4.8%

2,000	CenturyLink Inc.	5.625%	4/01/20	BB+	2,075,000

1,213	Cincinnati Bell Inc.	8.375%	10/15/20	B	1,273,650

2,000	IntelSat Limited	7.750%	6/01/21	B–	2,005,000

25,500	IntelSat Limited	8.125%	6/01/23	B–	26,010,000

2,000	Level 3 Escrow II Inc., 144A	5.375%	8/15/22	BB	2,010,000

2,000	Level 3 Financing Inc.	7.000%	6/01/20	BB	2,107,500

2,000	Level 3 Financing Inc.	8.625%	7/15/20	BB	2,157,500

1,750	Level 3 Financing Inc.	6.125%	1/15/21	BB	1,811,250

2,000	SBA Communications Corporation, 144A	4.875%	7/15/22	B	1,925,000

2,000	WideOpenWest Finance Capital Corporation	10.250%	7/15/19	CCC+	2,082,500

4,900	Windstream Corporation	7.750%	10/01/21	BB	4,998,000

1,000	Windstream Corporation	7.500%	4/01/23	BB	995,000
48,363	Total Diversified Telecommunication Services				49,450,400

	Electric Utilities – 0.5%

5,000	RJS Power Holdings LLC, 144A	5.125%	7/15/19	BB–	4,937,500

	Electronic Equipment, Instruments & Components – 0.7%

4,000	Sanmina-SCI Corporation, 144A	4.375%	6/01/19	BB+	3,970,000

3,500	Zebra Technologies Corporation, 144A	7.250%	10/15/22	B	3,675,000
7,500	Total Electronic Equipment, Instruments & Components				7,645,000

	Energy Equipment & Services – 1.4%

2,000	Drill Rigs Holdings Inc., 144A	6.500%	10/01/17	B	1,650,000

8,800	Offshore Group Investment Limited	7.125%	4/01/23	B–	6,248,000

3,500	Pacific Drilling SA, 144A	5.375%	6/01/20	B+	2,852,500

3,650	Regency Energy Partners Finance	5.875%	3/01/22	BB	3,640,875
17,950	Total Energy Equipment & Services				14,391,375

	Food & Staples Retailing – 1.9%

16,500	Albertsons Holdings LLC/Saturn Acquisition Merger Sub Inc., 144A	7.750%	10/15/22	B2	16,912,500

1,600	Rite Aid Corporation	9.250%	3/15/20	B	1,746,000

1,200	Rite Aid Corporation	6.750%	6/15/21	B	1,239,000
19,300	Total Food & Staples Retailing				19,897,500

	Food Products – 0.7%

5,000	US Foods Inc.	8.500%	6/30/19	CCC+	5,300,000

1,500	WhiteWave Foods Company	5.375%	10/01/22	BB–	1,545,000
6,500	Total Food Products				6,845,000

Nuveen Investments	3

Nuveen Symphony Credit Opportunities Fund (continued)

Portfolio of Investments	December 31, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value

	Gas Utilities – 1.0%

$2,000	AmeriGas Finance LLC	7.000%	5/20/22	Ba2	$2,070,000

9,000	Suburban Propane Partners LP	5.500%	6/01/24	BB–	8,685,000
11,000	Total Gas Utilities				10,755,000

	Health Care Equipment & Supplies – 5.0%

2,500	Kinetic Concepts	10.500%	11/01/18	B–	2,718,750

19,375	Kinetic Concepts	12.500%	11/01/19	CCC+	21,409,375

8,750	Ortho-Clinical Diagnostics Inc., 144A	6.625%	5/15/22	CCC+	7,864,063

10,500	Tenet Healthcare Corporation, 144A	5.000%	3/01/19	B3	10,513,125

8,300	Tenet Healthcare Corporation	8.125%	4/01/22	B3	9,275,250
49,425	Total Health Care Equipment & Supplies				51,780,563

	Health Care Providers & Services – 4.3%

4,000	Community Health Systems, Inc.	5.125%	8/01/21	BB+	4,150,000

3,600	Community Health Systems, Inc.	6.875%	2/01/22	B	3,813,750

2,000	Envision Healthcare Corporation, 144A	5.125%	7/01/22	B	1,985,000

2,000	HCA Inc.	4.250%	10/15/19	BB+	2,030,000

7,500	Iasis Healthcare Capital Corporation	8.375%	5/15/19	CCC+	7,875,000

4,000	MPH Acquisition Holdings LLC, 144A	6.625%	4/01/22	CCC+	4,090,000

1,150	Omnicare, Inc.	4.750%	12/01/22	BBB–	1,164,375

5,000	Prospect Medical Holdings Inc., 144A	8.375%	5/01/19	B2	5,337,500

13,200	Truven Health Analytics Inc.	10.625%	6/01/20	CCC+	12,870,000

1,000	Wellcare Health Plans Inc.	5.750%	11/15/20	BB	1,032,500
43,450	Total Health Care Providers & Services				44,348,125

	Health Care Technology – 0.8%

7,500	MedAssets Inc.	8.000%	11/15/18	B	7,800,000

	Hotels, Restaurants & Leisure – 3.3%

7,750	Landrys Holdings, 144A	10.250%	1/01/18	CCC+	7,982,500

1,200	MGM Resorts International Inc.	7.750%	3/15/22	BB	1,329,000

2,500	Norwegian Cruise Lines, 144A	5.250%	11/15/19	BB–	2,518,750

2,875	Pinnacle Entertainment Inc.	6.375%	8/01/21	BB–	2,961,250

2,000	Pinnacle Entertainment Inc.	7.750%	4/01/22	B	2,080,000

15,000	Scientific Games Corporation, 144A	6.625%	5/15/21	B–	10,462,500

2,000	Scientific Games Corporation, 144A	7.000%	1/01/22	Ba3	2,025,000

2,000	Scientific Games Corporation, 144A	10.000%	12/01/22	Caa1	1,832,500

1,000	Scientific Games Corporation	8.125%	9/15/18	BB–	850,000

2,600	Station Casinos LLC	7.500%	3/01/21	CCC+	2,665,000
38,925	Total Hotels, Restaurants & Leisure				34,706,500

	Household Durables – 0.4%

2,000	KB Home	4.750%	5/15/19	B+	1,970,000

4	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value

	Household Durables (continued)

$1,950	KB Home	7.000%	12/15/21	B+	$2,051,156
3,950	Total Household Durables				4,021,156

	Household Products – 0.4%

1,300	Revlon Consumer Products	5.750%	2/15/21	B	1,300,000

3,000	Serta Simmons Holdings LLC, 144A	8.125%	10/01/20	CCC+	3,172,500
4,300	Total Household Products				4,472,500

	Independent Power & Renewable Electricity Producers – 0.4%

2,000	Dynegy Finance I Inc / Dynegy Finance II Inc., 144A	7.375%	11/01/22	B3	2,035,000

1,700	Dynegy Finance I Inc / Dynegy Finance II Inc., 144A	7.625%	11/01/24	B3	1,734,000
3,700	Total Independent Power & Renewable Electricity Producers				3,769,000

	Insurance – 1.3%

2,000	Fidelity & Guaranty Life Holdings Inc., 144A	6.375%	4/01/21	BB–	2,100,000

10,100	Hockey Merger Sub 2 Inc., 144A	7.875%	10/01/21	CCC+	10,049,500

1,800	Hub Holdings LLC/Hub Holdings Finance LLC, 144A	8.125%	7/15/19	CCC+	1,782,000
13,900	Total Insurance				13,931,500

	IT Services – 0.6%

4,000	CDW LLC Finance	5.500%	12/01/24	B+	4,005,000

2,000	NeuStar Inc.	4.500%	1/15/23	BB–	1,745,000
6,000	Total IT Services				5,750,000

	Leisure Products – 0.7%

2,000	Carlson Travel Holdings Inc., 144A	7.500%	8/15/19	B–	2,015,000

2,000	PC Merger Sub Inc.	8.875%	8/01/20	CCC+	2,135,000

2,980	PC NextCo Holdings Finance	8.750%	8/15/19	CCC+	2,994,900
6,980	Total Leisure Products				7,144,900

	Machinery – 1.5%

3,750	Chassix Inc., 144A	9.250%	8/01/18	B–	2,531,250

1,750	Cleaver-Brooks Inc., 144A	8.750%	12/15/19	B	1,841,875

5,000	CNH Industrial Capital LLC, 144A	3.375%	7/15/19	Ba1	4,775,000

1,000	Meritor Inc.	6.750%	6/15/21	B	1,045,000

2,000	Terex Corporation	6.000%	5/15/21	BB	2,040,000

3,000	Xerium Technologies	8.875%	6/15/18	B	3,151,875
16,500	Total Machinery				15,385,000

	Marine – 1.4%

2,800	Global Ship Lease Inc., 144A	10.000%	4/01/19	B	2,821,000

5,030	Navios Maritime Acquisition Corporation, 144A	8.125%	11/15/21	B+	4,904,250

7,000	Teekay Offshore Partners LP/Teekay Offshore Finance Corporation	6.000%	7/30/19	N/R	6,440,000
14,830	Total Marine				14,165,250

Nuveen Investments	5

Nuveen Symphony Credit Opportunities Fund (continued)

Portfolio of Investments	December 31, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value

	Media – 10.4%

$8,000	Affinion Group Inc.	7.875%	12/15/18	Caa2	$5,800,000

9,900	CCOH Safari LLC	5.750%	12/01/24	B+	10,011,375

4,000	Cequel Communication Holdings I, 144A	5.125%	12/15/21	B–	3,880,000

8,000	Clear Channel Communications, Inc.	10.000%	1/15/18	CCC–	6,860,000

29,495	Clear Channel Communications, Inc.	14.000%	2/01/21	CCC–	24,038,166

1,000	Clear Channel Communications, Inc.	11.250%	3/01/21	CCC+	1,030,000

3,500	Clear Channel Communications, Inc.	9.000%	3/01/21	CCC+	3,430,000

500	Clear Channel Worldwide	7.625%	3/15/20	B	518,750

1,100	Clear Channel Worldwide	7.625%	3/15/20	B	1,157,750

2,500	Dish DBS Corporation, 144A	5.875%	11/15/24	BB–	2,512,500

1,500	Dish DBS Corporation	5.875%	7/15/22	BB–	1,537,500

1,500	Dish DBS Corporation	5.000%	3/15/23	BB–	1,451,250

2,900	DreamWorks Animation SKG, 144A	6.875%	8/15/20	Ba3	2,972,500

2,000	Expo Event Transco Inc., 144A	9.000%	6/15/21	B–	2,040,000

9,600	McGraw-Hill Global Education Holdings	9.750%	4/01/21	BB	10,608,000

2,125	Media General Financing Sub Inc., 144A	5.875%	11/15/22	B3	2,103,750

1,000	Mediacom LLC	7.250%	2/15/22	B	1,067,500

2,875	Midcontinent Communications Finance Company, 144A	6.250%	8/01/21	B–	2,903,750

8,350	Numericable Group SA, 144A	6.000%	5/15/22	Ba3	8,395,925

4,250	Numericable Group SA, 144A	6.250%	5/15/24	Ba3	4,281,875

2,500	Regal Entertainment Group	5.750%	3/15/22	B+	2,387,500

4,250	Sirius XM Radio Inc., 144A	6.000%	7/15/24	BB	4,356,250

3,500	Unitymedia KabelBW GmbH, 144A	6.125%	1/15/25	B	3,613,750

750	Virgin Media Finance PLC, 144A	6.000%	10/15/24	B	784,688
115,095	Total Media				107,742,779

	Metals & Mining – 0.7%

7,000	Signode Industrial Group, 144A	6.375%	5/01/22	CCC+	6,825,000

	Oil, Gas & Consumable Fuels – 6.2%

2,500	Antero Resources Finance Corporation, 144A	5.125%	12/01/22	BB	2,356,250

1,522	Chaparral Energy Inc.	8.250%	9/01/21	B–	1,034,960

3,250	Chaparral Energy Inc.	7.625%	11/15/22	B–	2,128,750

2,500	CITGO Petroleum Corporation, 144A	6.250%	8/15/22	BB+	2,537,500

4,700	Clayton Williams Energy Inc.	7.750%	4/01/19	B–	3,995,000

4,750	Crestwood Midstream Partners LP	6.125%	3/01/22	BB	4,536,250

2,500	Energy Transfer Equity LP	5.875%	1/15/24	BB+	2,537,500

3,875	EnQuest PLC, 144A	7.000%	4/15/22	B	2,402,500

5,500	Halcon Resources Corporation	9.250%	2/15/22	CCC+	4,056,250

2,000	Laredo Petroleum Inc.	7.375%	5/01/22	B	1,870,000

6	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value

	Oil, Gas & Consumable Fuels (continued)

$10,000	Legacy Reserves LP Finance Corporation, 144A	6.625%	12/01/21	B	$8,150,000

3,000	Linn Energy LLC Finance Corporation	6.250%	11/01/19	B1	2,535,000

1,000	NGL Energy Partners LP/Fin Co, 144A	5.125%	7/15/19	BB–	960,000

1,300	Northern Blizzard Resources Inc., 144A	7.250%	2/01/22	B	1,053,000

2,000	Oasis Petroleum Inc.	6.500%	11/01/21	B+	1,820,000

2,750	Penn Virginia Corporation	8.500%	5/01/20	B–	2,200,000

2,000	PetroBakken Energy Limited, 144A	8.625%	2/01/20	B–	1,400,000

2,000	Rose Rock Midstream LP / Rose Rock Finance Corporation	5.625%	7/15/22	B1	1,870,000

1,750	Rosetta Resources Inc.	5.625%	5/01/21	B+	1,601,425

2,000	Rosetta Resources Inc.	5.875%	6/01/24	B+	1,780,000

8,000	Sanchez Energy Corporation, 144A	6.125%	1/15/23	B–	6,720,000

3,950	Sanchez Energy Corporation	7.750%	6/15/21	B–	3,673,500

5,000	Sandridge Energy Inc.	7.500%	2/15/23	B2	3,150,000
77,847	Total Oil, Gas & Consumable Fuels				64,367,885

	Paper & Forest Products – 0.4%

4,000	Weyerhaeuser Company, 144A	4.375%	6/15/19	BB–	3,945,000

	Pharmaceuticals – 3.7%

3,500	Endo Finance LLC, 144A	5.375%	1/31/23	B+	3,430,000

5,000	Jaguar Holding Company I, 144A	9.375%	10/15/17	CCC+	5,110,000

10,700	JLL Delta Dutch Newco BV, 144A	7.500%	2/01/22	CCC+	10,860,500

5,700	Par Pharmaceutical Companies Inc.	7.375%	10/15/20	CCC+	5,956,500

9,815	Salix Pharmaceuticals Limited, 144A	6.000%	1/15/21	B	10,011,300

2,900	VPII Escrow Corporation, 144A	7.500%	7/15/21	B1	3,132,000
37,615	Total Pharmaceuticals				38,500,300

	Professional Services – 0.2%

2,250	IHS Inc., 144A	5.000%	11/01/22	BBB	2,227,500

	Real Estate Investment Trust – 0.9%

1,000	Aviv Healthcare Properties LP	7.750%	2/15/19	BB	1,042,000

1,250	iStar Financial Inc.	4.875%	7/01/18	BB–	1,228,125

7,500	iStar Financial Inc.	5.000%	7/01/19	BB–	7,275,000
9,750	Total Real Estate Investment Trust				9,545,125

	Road & Rail – 0.5%

5,000	Kenan Advantage Group, 144A	8.375%	12/15/18	B–	5,150,000

	Semiconductors & Semiconductor Equipment – 3.6%

4,000	Advanced Micro Devices, Inc.	6.750%	3/01/19	B	3,760,000

6,000	Advanced Micro Devices, Inc.	7.750%	8/01/20	B	5,520,000

10,500	Advanced Micro Devices, Inc.	7.500%	8/15/22	B	9,450,000

11,500	Advanced Micro Devices, Inc.	7.000%	7/01/24	B	9,746,250

Nuveen Investments	7

Nuveen Symphony Credit Opportunities Fund (continued)

Portfolio of Investments	December 31, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value

	Semiconductors & Semiconductor Equipment (continued)

$8,250	Freescale Semiconductor Inc., 144A	6.000%	1/15/22	BB–	$8,621,250
40,250	Total Semiconductors & Semiconductor Equipment				37,097,500

	Software – 4.9%

7,800	Audatex North America Inc., 144A	6.125%	11/01/23	BB–	8,053,500

3,750	Balboa Merger Sub Inc., 144A	11.375%	12/01/21	CCC	3,628,125

12,760	BMC Software Finance Inc., 144A	8.125%	7/15/21	CCC+	11,994,400

10,050	Boxer Parent Company Inc./BMC Software, 144A	9.000%	10/15/19	CCC+	8,542,500

2,600	First Data Corporation	10.625%	6/15/2021	B–	2,944,500

15,000	Infor Software Parent LLC and Infor Software Parent Inc., 144A	7.125%	5/01/21	CCC+	14,700,000

1,500	Sungard Data Systems Inc.	6.625%	11/01/19	B–	1,515,000
53,460	Total Software				51,378,025

	Specialty Retail – 2.8%

13,975	Chino Intermediate Holdings A Inc., 144A	7.750%	5/01/19	CCC+	12,367,874

3,000	Claires Stores, Inc., 144A	9.000%	3/15/19	B2	2,955,000

1,000	Claires Stores, Inc.	10.500%	6/01/17	CCC	910,000

9,350	Jo-Ann Stores Holdings Inc.	9.750%	10/15/19	CCC+	7,947,500

430	Michaels FinCo Holdings LLC, 144A	7.500%	8/01/18	B3	437,525

4,330	Outerwall Inc., 144A	5.875%	6/15/21	BB–	4,037,725
32,085	Total Specialty Retail				28,655,624

	Textiles, Apparel & Luxury Goods – 0.3%

1,000	Perry Ellis International	7.875%	4/01/19	B	1,025,000

2,400	Springs Industries Inc-SIWF Merger Sub	6.250%	6/01/21	B	2,388,000
3,400	Total Textiles, Apparel & Luxury Goods				3,413,000

	Trading Companies & Distributors – 1.9%

5,000	HD Supply Inc., 144A	5.250%	12/15/21	B+	5,087,500

7,590	HD Supply Inc.	11.500%	7/15/20	CCC+	8,690,550

2,000	Rexel SA, 144A	5.250%	6/15/20	BB	2,015,000

4,250	United Rentals North America Inc.	5.750%	11/15/24	BB–	4,377,500
18,840	Total Trading Companies & Distributors				20,170,550

	Transportation Infrastructure – 0.8%

8,950	CEVA Group PLC, 144A	7.000%	3/01/21	B2	8,636,750

	Wireless Telecommunication Services – 3.9%

4,000	FairPoint Communications Inc., 144A	8.750%	8/15/19	B	4,020,000

16,300	Sprint Corporation	7.875%	9/15/23	BB–	16,091,359

8,500	Sprint Corporation	7.125%	6/15/24	BB–	7,905,000

1,700	T-Mobile USA Inc.	6.250%	4/01/21	BB	1,739,950

2,900	T-Mobile USA Inc.	6.731%	4/28/22	BB	2,987,000

3,500	T-Mobile USA Inc.	6.625%	4/01/23	BB	3,584,000

8	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value

	Wireless Telecommunication Services (continued)

$900	T-Mobile USA Inc.	6.836%	4/28/23	BB	$929,250

1,800	T-Mobile USA Inc.	6.375%	3/01/25	BB	1,828,800

1,000	UPCB Finance Limited, 144A	7.250%	11/15/21	BB	1,093,750

500	UPCB Finance Limited, 144A	6.875%	1/15/22	BB	543,750
41,100	Total Wireless Telecommunication Services				40,722,859
$941,495	Total Corporate Bonds (cost $944,854,022)				906,914,510

Principal Amount (000)	Description (1)	Coupon (5)	Maturity (6)	Ratings (4)	Value

	VARIABLE RATE SENIOR LOAN INTERESTS – 10.0% (5)

	Chemicals – 0.0%

$480	Univar, Inc., Term Loan	5.000%	6/30/17	B+	$465,702

	Commercial Services & Supplies – 0.6%

6,526	Education Management LLC, Tranche C2, Term Loan, DD1	0.000%	6/01/16	Caa3	2,952,949

3,863	iQor US, Inc., Term Loan, First Lien	6.000%	4/01/21	B	3,592,900
10,389	Total Commercial Services & Supplies				6,545,849

	Communications Equipment – 0.4%

4,539	Avaya, Inc., Term Loan B3	4.670%	10/26/17	B1	4,365,069

	Diversified Consumer Services – 1.2%

8,796	Cengage Learning Acquisitions, Inc., Exit Term Loan	7.000%	3/31/20	B+	8,718,994

2,869	Harland Clarke Holdings Corporation, Term Loan B3	7.000%	5/22/18	B+	2,888,148

1,366	Laureate Education, Inc., Term Loan B	5.000%	6/15/18	B	1,307,971
13,031	Total Diversified Consumer Services				12,915,113

	Diversified Financial Services – 0.1%

1,477	Home Loan Servicing Solutions, Ltd., Term Loan B	4.500%	6/26/20	B+	1,398,084

	Diversified Telecommunication Services – 0.1%

1,368	WideOpenWest Finance LLC, Term Loan B	4.750%	4/01/19	Ba3	1,362,314

	Energy Equipment & Services – 0.2%

2,130	Drill Rigs Holdings, Inc., Tranche B1, Term Loan	6.000%	3/31/21	B+	1,699,028

	Food & Staples Retailing – 0.4%

4,000	Rite Aid Corporation, Tranche 1, Term Loan, Second Lien	5.750%	8/21/20	B+	4,022,500

	Food Products – 0.1%

1,312	Wilton Products, Inc., Tranche B, Term Loan	7.500%	8/30/18	B–	1,236,002

	Health Care Equipment & Supplies – 0.2%

1,945	Onex Carestream Finance LP, Term Loan, Second Lien	9.500%	12/07/19	B–	1,931,508

	Internet & Catalog Retail – 0.5%

5,000	Travelport LLC, Term Loan B, First Lien	6.000%	9/02/21	B2	5,001,250

Nuveen Investments	9

Nuveen Symphony Credit Opportunities Fund (continued)

Portfolio of Investments	December 31, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Coupon (5)	Maturity (6)	Ratings (4)	Value

	Internet Software & Services – 0.9%

$9,500	Tibco Software, Inc., Term Loan B, (WI/DD)	TBD	TBD	B1	$9,215,000

	IT Services – 0.0%

95	VFH Parent LLC, New Term Loan	5.750%	11/08/19	N/R	94,515

	Machinery – 0.3%

3,287	Xerium Technologies, Inc., Initial Term Loan	6.250%	5/17/19	BB–	3,294,855

	Media – 2.2%

1,000	Advantage Sales & Marketing, Inc., Term Loan, Second Lien	7.500%	7/25/22	CCC+	989,500

6,590	Affinion Group Holdings, Inc., Initial Term Loan, Second Lien	8.500%	10/31/18	B3	5,943,372

1,093	Affinion Group Holdings, Inc., Term Loan, First Lien	6.750%	4/30/18	B1	1,026,101

1,990	Catalina Marketing Corporation, Term Loan, First Lien	4.500%	4/09/21	B+	1,895,475

1,000	Catalina Marketing Corporation, Term Loan, Second Lien	7.750%	4/11/22	CCC+	931,667

5,612	Cumulus Media, Inc., Term Loan B	4.250%	12/23/20	B+	5,439,898

1,681	McGraw-Hill Education Holdings LLC, Refinancing Term Loan	5.750%	3/22/19	B+	1,676,078

1,426	Springer Science & Business Media, Inc., Term Loan B3	4.750%	8/14/20	B2	1,405,217

3,975	Tribune Company, Term Loan B	4.000%	12/27/20	BB+	3,922,785
24,367	Total Media				23,230,093

	Oil, Gas & Consumable Fuels – 0.5%

3,001	Fieldwood Energy LLC, Term Loan, Second Lien	8.375%	9/30/20	B2	2,210,237

4,027	Seadrill Partners LLC, Initial Term Loan	4.000%	2/21/21	BB–	3,144,830
7,028	Total Oil, Gas & Consumable Fuels				5,355,067

	Pharmaceuticals – 0.5%

16	Graceway Pharmaceuticals LLC, Term Loan, (7)	0.000%	5/03/12	N/R	16,538

4,975	Patheon, Inc., Term Loan B	4.250%	3/11/21	B	4,842,854
4,991	Total Pharmaceuticals				4,859,392

	Real Estate Investment Trust – 0.1%

1,725	Walter Investment Management Corporation, Tranche B, Term Loan, First Lien	4.750%	12/18/20	B+	1,561,126

	Real Estate Management & Development – 0.3%

3,102	Capital Automotive LP, Term Loan, Second Lien	6.000%	4/30/20	B1	3,102,410

	Software – 0.9%

9,533	BMC Software, Inc., Initial Term Loan	5.000%	9/10/20	B1	9,268,428

500	Deltek, Inc., Term Loan, Second Lien	10.000%	10/10/19	CCC+	503,750
10,033	Total Software				9,772,178

	Textiles, Apparel & Luxury Goods – 0.5%

7,600	Gymboree Corporation, Term Loan, (WI/DD)	TBD	TBD	B3	5,016,000
$117,399	Total Variable Rate Senior Loan Interests (cost $112,441,901)				106,443,055
	Total Long-Term Investments (cost $1,067,941,762)				1,020,231,424
	Other Assets Less Liabilities – 1.8%				18,901,573
	Net Assets – 100%				$1,039,132,997

10	Nuveen Investments

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3		Total
Long-Term Investments:
Common Stocks	$—	$4,023,423	$—	*	$4,023,423
Convertible Bonds	—	2,850,436	—		2,850,436
Corporate Bonds	—	906,914,510	—		906,914,510
Variable Rate Senior Loan Interests	—	106,443,055	—		106,443,055
Total	$—	$1,020,231,424	$—	*	$1,020,231,424
*	Value equals zero as of the end of the reporting period.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of December 31, 2014, the cost of investments was $1,070,473,089.

Gross unrealized appreciation and gross unrealized depreciation of investments as of December 31, 2014, were as follows:

Gross unrealized:
Appreciation	$12,118,256
Depreciation	(62,359,921)
Net unrealized appreciation (depreciation) of investments	$(50,241,665)

Nuveen Investments	11

Nuveen Symphony Credit Opportunities Fund (continued)

Portfolio of Investments	December 31, 2014 (Unaudited)

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(3)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.

(4)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(5)	Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate plus an assigned fixed rate. These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.

(6)	Senior loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.

(7)	At or subsequent to the end of the reporting period, this security is non-income producing. Non-income producing, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income on the Fund’s records.

DD1	Portion of investment purchased on a delayed delivery basis.

WI/DD	Purchased on a when-issued or delayed delivery basis.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

TBD	Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final coupon rate and maturity date.

12	Nuveen Investments

Nuveen Symphony Floating Rate Income Fund

Portfolio of Investments	December 31, 2014 (Unaudited)

Shares	Description (1)				Value

	LONG-TERM INVESTMENTS – 94.3%

	COMMON STOCKS – 0.2%

	Diversified Consumer Services – 0.2%

90,494	Cengage Learning Holdings II LP, (2)				$2,013,491
	Total Common Stocks (cost $2,927,239)				2,013,491

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value

	CORPORATE BONDS – 15.2%

	Commercial Services & Supplies – 0.2%

$2,000	NES Rental Holdings Inc., 144A	7.875%	5/01/18	CCC+	$2,020,000

	Communications Equipment – 0.3%

3,500	Avaya Inc., 144A	10.500%	3/01/21	CCC+	2,992,500

	Consumer Finance – 0.2%

1,750	First Data Corporation	12.625%	1/15/21	B–	2,078,125

	Containers & Packaging – 0.7%

7,200	Reynolds Group	9.875%	8/15/19	CCC+	7,632,000

	Diversified Telecommunication Services – 1.1%

4,100	IntelSat Limited	7.750%	6/01/21	B–	4,110,250

5,950	IntelSat Limited	8.125%	6/01/23	B–	6,069,000

1,500	WideOpenWest Finance Capital Corporation	10.250%	7/15/19	CCC+	1,561,875
11,550	Total Diversified Telecommunication Services				11,741,125

	Health Care Equipment & Supplies – 3.2%

3,500	Convatec Finance International SA, 144A	8.250%	1/15/19	B–	3,552,500

4,325	Kinetic Concepts	10.500%	11/01/18	B–	4,703,437

14,500	Kinetic Concepts	12.500%	11/01/19	CCC+	16,022,500

6,500	Tenet Healthcare Corporation	6.000%	10/01/20	Ba2	6,979,895

2,000	Tenet Healthcare Corporation	8.125%	4/01/22	B3	2,235,000
30,825	Total Health Care Equipment & Supplies				33,493,332

	Health Care Providers & Services – 1.4%

1,500	Community Health Systems, Inc.	5.125%	8/01/21	BB+	1,556,250

2,400	Community Health Systems, Inc.	6.875%	2/01/22	B	2,542,500

4,500	IASIS Healthcare Capital Corporation	8.375%	5/15/19	CCC+	4,725,000

2,000	Omnicare, Inc.	5.000%	12/01/24	BBB–	2,050,000

3,619	Truven Health Analytics Inc.	10.625%	6/01/20	CCC+	3,528,525
14,019	Total Health Care Providers & Services				14,402,275

	Hotels, Restaurants & Leisure – 0.3%

3,000	MGM Resorts International Inc.	7.750%	3/15/22	BB	3,322,500

Nuveen Investments	13

Nuveen Symphony Floating Rate Income Fund (continued)

Portfolio of Investments	December 31, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value

	Household Products – 0.1%

$1,250	Spectrum Brands Inc.	6.625%	11/15/22	BB–	$1,321,875

	Machinery – 0.2%

1,530	Xerium Technologies	8.875%	6/15/18	B	1,607,456

	Media – 3.3%

1,000	CCO Holdings LLC Finance Corporation	5.750%	9/01/23	BB–	1,012,500

3,000	Cequel Communications Holding I LLC Capital, 144A	6.375%	9/15/20	B–	3,105,000

2,000	Clear Channel Communications, Inc.	10.000%	1/15/18	CCC–	1,715,000

4,091	Clear Channel Communications, Inc.	9.000%	12/15/19	CCC+	4,029,635

20,195	Clear Channel Communications, Inc.	14.000%	2/01/21	CCC–	16,459,292

2,250	Clear Channel Communications, Inc.	9.000%	3/01/21	CCC+	2,205,000

6,500	Dish DBS Corporation, 144A	5.875%	11/15/24	BB–	6,532,500

500	Expo Event Transco Inc., 144A	9.000%	6/15/21	B–	510,000
39,536	Total Media				35,568,927

	Oil, Gas & Consumable Fuels – 0.1%

2,000	Chaparral Energy Inc.	7.625%	11/15/22	B–	1,310,000

	Pharmaceuticals – 0.6%

1,750	Endo Finance LLC, 144A	7.250%	1/15/22	B+	1,872,500

3,450	Salix Pharmaceuticals Limited, 144A	6.000%	1/15/21	B	3,519,000

1,000	VPII Escrow Corporation, 144A	7.500%	7/15/21	B1	1,080,000
6,200	Total Pharmaceuticals				6,471,500

	Real Estate Investment Trust – 0.1%

1,500	iStar Financial Inc.	4.000%	11/01/17	BB–	1,458,750

	Semiconductors & Semiconductor Equipment – 1.1%

2,200	Advanced Micro Devices, Inc.	7.750%	8/01/20	B	2,024,000

6,916	Advanced Micro Devices, Inc.	7.500%	8/15/22	B	6,224,400

4,000	Advanced Micro Devices, Inc.	7.000%	7/01/24	B	3,390,000
13,116	Total Semiconductors & Semiconductor Equipment				11,638,400

	Software – 0.8%

1,250	BMC Software Finance Inc., 144A	8.125%	7/15/21	CCC+	1,175,000

1,000	Boxer Parent Company Inc./BMC Software, 144A	9.000%	10/15/19	CCC+	850,000

5,500	Emdeon Inc.	11.000%	12/31/19	CCC+	5,981,250
7,750	Total Software				8,006,250

	Trading Companies & Distributors – 0.3%

2,500	HD Supply Inc.	11.500%	7/15/20	CCC+	2,862,500

	Wireless Telecommunication Services – 1.2%

8,000	Sprint Corporation	7.875%	9/15/23	BB–	7,897,600

1,750	T-Mobile USA Inc.	6.250%	4/01/21	BB	1,791,125

14	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value

	Wireless Telecommunication Services (continued)

$275	T-Mobile USA Inc.	6.731%	4/28/22	BB	$283,250

1,250	T-Mobile USA Inc.	6.625%	4/01/23	BB	1,280,000

275	T-Mobile USA Inc.	6.836%	4/28/23	BB	283,938

850	UPCB Finance Limited, 144A	6.625%	7/01/20	BB	892,500
12,400	Total Wireless Telecommunication Services				12,428,413
$161,626	Total Corporate Bonds (cost $166,534,274)				160,355,928

Principal Amount (000)	Description (1)	Coupon (4)	Maturity (5)	Ratings (3)	Value

	VARIABLE RATE SENIOR LOAN INTERESTS – 78.9% (4)

	Aerospace & Defense – 0.8%

$2,850	B/E Aerospace, Inc., Term Loan B, First Lien	4.000%	12/16/21	BB+	$2,850,000

1,717	Sequa Corporation, Term Loan B	5.250%	6/19/17	B–	1,678,813

4,478	Transdigm, Inc., Tranche D, Term Loan	3.750%	6/04/21	Ba3	4,403,621
9,045	Total Aerospace & Defense				8,932,434

	Airlines – 2.3%

3,000	American Airlines, Inc., Term Loan B, First Lien	4.250%	10/08/21	BB	3,007,500

9,872	American Airlines, Inc., Term Loan	3.750%	6/27/19	BB	9,781,085

2,112	Delta Air Lines, Inc., Term Loan B1	3.250%	10/18/18	BBB–	2,082,224

4,961	Delta Air Lines, Inc., Term Loan B	3.250%	4/20/17	BBB–	4,923,713

4,703	US Airways, Inc., Term Loan B1	3.500%	5/23/19	BB	4,622,558
24,648	Total Airlines				24,417,080

	Auto Components – 0.2%

1,980	Allison Transmission, Inc., Term Loan B3	3.750%	8/23/19	BB	1,960,200

	Automobiles – 0.9%

1,978	Chrysler Group LLC, Tranche B, Term Loan	3.250%	12/31/18	BB+	1,964,561

5,568	Formula One Group, Term Loan, First Lien	4.750%	7/30/21	B	5,448,121

2,500	Formula One Group, Term Loan, Second Lien	7.750%	7/29/22	CCC+	2,440,625
10,046	Total Automobiles				9,853,307

	Biotechnology – 0.2%

1,995	Sterigenics International, Inc., Initial Term Loan, First Lien	4.500%	8/06/21	B	1,985,857

	Building Products – 1.2%

5,636	Gates Global LLC, Term Loan	4.250%	7/03/21	B+	5,495,987

995	Hillman Group, Inc., Term Loan	4.500%	6/30/21	B1	985,050

2,363	Quikrete Holdings, Inc., Term Loan, First Lien	4.000%	9/28/20	B+	2,336,776

3,537	Quikrete Holdings, Inc., Term Loan, Second Lien	7.000%	3/26/21	B–	3,523,579
12,531	Total Building Products				12,341,392

Nuveen Investments	15

Nuveen Symphony Floating Rate Income Fund (continued)

Portfolio of Investments	December 31, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Coupon (4)	Maturity (5)	Ratings (3)	Value

	Capital Markets – 0.2%

$1,728	Guggenheim Partners LLC, Initial Term Loan	4.250%	7/22/20	N/R	$1,716,244

	Chemicals – 1.8%

2,067	Ineos US Finance LLC, Cash Dollar, Term Loan	3.750%	5/04/18	BB–	2,012,244

8,470	Mineral Technologies, Inc., Term Loan B, First Lien	4.000%	5/07/21	BB	8,406,857

8,923	Univar, Inc., Term Loan	5.000%	6/30/17	B+	8,656,614
19,460	Total Chemicals				19,075,715

	Commercial Services & Supplies – 1.6%

2,255	Education Management LLC, Tranche C2, Term Loan, DD1	0.000%	6/01/16	Caa3	1,020,269

4,829	iQor US, Inc., Term Loan, First Lien	6.000%	4/01/21	B	4,491,125

1,250	iQor US, Inc., Term Loan, Second Lien	9.750%	4/01/22	CCC+	1,150,000

9,950	Millennium Laboratories, Inc., Tranche B, Term Loan	5.250%	4/16/21	B+	9,915,802
18,284	Total Commercial Services & Supplies				16,577,196

	Communications Equipment – 1.9%

3,694	Avaya, Inc., Term Loan B3	4.670%	10/26/17	B1	3,552,808

11,348	Avaya, Inc., Term Loan B6	6.500%	3/31/18	B1	11,220,696

4,983	Ciena Corporation, Term Loan B, First Lien	3.750%	7/15/19	Ba2	4,907,762
20,025	Total Communications Equipment				19,681,266

	Computers & Peripherals – 2.1%

12,865	Dell, Inc., Term Loan B	4.500%	4/29/20	BBB	12,847,924

9,480	Dell, Inc., Term Loan C	3.750%	10/29/18	BBB	9,451,467
22,345	Total Computers & Peripherals				22,299,391

	Construction & Engineering – 0.2%

2,239	Aecom Technology Corporation, Term Loan B	3.750%	10/17/21	BB+	2,242,822

	Consumer Finance – 0.2%

2,487	First Data Corporation, Second New Dollar, Term Loan	3.667%	3/24/17	BB–	2,448,452

	Containers & Packaging – 0.6%

6,534	BWAY Holding Company, Term Loan B, First Lien	5.552%	8/14/20	B2	6,507,293

	Distributors – 0.3%

2,979	American Tire Distributors, Inc., Initial Term Loan	5.750%	6/01/18	B2	2,986,369

	Diversified Consumer Services – 5.6%

15,220	Cengage Learning Acquisitions, Inc., Exit Term Loan	7.000%	3/31/20	B+	15,086,356

1,824	Harland Clarke Holdings Corporation, Extended Term Loan	5.505%	6/30/17	B+	1,820,327

5,856	Harland Clarke Holdings Corporation, Term Loan B3	7.000%	5/22/18	B+	5,895,520

1,950	Harland Clarke Holdings Corporation, Term Loan B4	6.000%	8/04/19	B+	1,946,648

17,966	Hilton Hotels Corporation, Term Loan B2	3.500%	10/25/20	BB+	17,781,670

2,043	Laureate Education, Inc., Term Loan B	5.000%	6/15/18	B	1,956,108

7,520	New Albertson’s, Inc., Term Loan	4.750%	6/24/21	Ba3	7,423,274

16	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon (4)	Maturity (5)	Ratings (3)	Value

	Diversified Consumer Services (continued)

$7,597	ServiceMaster Company, Term Loan	4.250%	7/01/21	B+	$7,472,592
59,976	Total Diversified Consumer Services				59,382,495

	Diversified Financial Services – 0.7%

3,711	Altisource Solutions S.A R.L., Term Loan B	4.500%	12/09/20	B+	2,894,876

1,478	Home Loan Servicing Solutions, Ltd., Term Loan B	4.500%	6/26/20	B+	1,398,084

780	Ocwen Financial Corporation, Term Loan B	5.000%	2/15/18	B+	734,770

2,687	RCS Capital, Term Loan	6.500%	4/29/19	B	2,512,739
8,656	Total Diversified Financial Services				7,540,469

	Diversified Telecommunication Services – 2.7%

2,449	Cincinnati Bell, Inc., Tranche B, Term Loan	4.000%	9/10/20	BB–	2,424,313

1,980	Greeneden U.S. Holdings II LLC, Series 2, Term Loan	4.500%	11/13/20	B	1,965,150

7,000	Level 3 Financing, Inc., Term Loan B, First Lien	4.500%	1/31/22	BB	7,024,066

990	SBA Communication, Incremental Term Loan, Tranche B1	3.250%	3/24/21	BB	971,450

1,741	TelX Group, Inc., Initial Term Loan, First Lien	4.500%	4/09/20	B1	1,704,248

1,000	TelX Group, Inc., Initial Term Loan, Second Lien	7.500%	4/09/21	CCC	981,875

4,454	WideOpenWest Finance LLC, Term Loan B	4.750%	4/01/19	Ba3	4,434,230

3,328	Ziggo N.V., Term Loan B1	3.500%	1/15/22	Ba2	3,244,883

2,145	Ziggo N.V., Term Loan B2	3.500%	1/15/22	Ba2	2,091,064

3,527	Ziggo N.V., Term Loan B3, Delayed Draw	3.500%	1/15/22	Ba2	3,439,053
28,614	Total Diversified Telecommunication Services				28,280,332

	Electric Utilities – 0.7%

2,106	EFS Cogen Holdings LLC, Term Loan B	3.750%	12/17/20	BB+	2,079,302

5,250	Energy Future Intermediate Holding Company, Term Loan	4.250%	6/19/16	BB	5,258,206
7,356	Total Electric Utilities				7,337,508

	Energy Equipment & Services – 0.7%

4,880	Drill Rigs Holdings, Inc., Tranche B1, Term Loan	6.000%	3/31/21	B+	3,892,030

673	Dynamic Energy Services International LLC, Term Loan	9.500%	3/06/18	N/R	642,849

1,453	Pacific Drilling S.A., Term Loan B, DD1	4.500%	6/03/18	B+	1,198,507

1,602	Vantage Drilling Company, Term Loan B	5.750%	3/28/19	B–	1,204,645
8,608	Total Energy Equipment & Services				6,938,031

	Food & Staples Retailing – 4.3%

2,481	Albertson’s LLC, Term Loan B2	4.750%	3/21/19	BB–	2,470,944

6,000	Albertson’s LLC, Term Loan B4, First Lien	4.500%	8/25/21	BB–	6,011,250

23,500	Albertson’s LLC, Term Loan B4, DD1	5.500%	8/25/21	BB–	23,544,062

1,730	BJ’s Wholesale Club, Inc., Replacement Loan, First Lien	4.500%	9/26/19	B–	1,703,341

1,500	BJ’s Wholesale Club, Inc., Replacement Loan, Second Lien	8.500%	3/26/20	CCC	1,480,000

1,985	Del Monte Foods Company, Term Loan, First Lien	4.250%	2/18/21	B	1,826,200

500	Rite Aid Corporation, Tranche 1, Term Loan, Second Lien	5.750%	8/21/20	B+	502,812

Nuveen Investments	17

Nuveen Symphony Floating Rate Income Fund (continued)

Portfolio of Investments	December 31, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Coupon (4)	Maturity (5)	Ratings (3)	Value

	Food & Staples Retailing (continued)

$1,500	Rite Aid Corporation, Tranche 2, Term Loan, Second Lien	4.875%	6/21/21	B+	$1,502,812

6,398	Supervalu, Inc., New Term Loan	4.500%	3/21/19	BB–	6,299,796
45,594	Total Food & Staples Retailing				45,341,217

	Food Products – 4.4%

7,889	H.J Heinz Company, Term Loan B2	3.500%	6/05/20	BB	7,856,525

2,487	Hearthside Group Holdings, Term Loan, First Lien	4.500%	6/02/21	B1	2,481,281

7,000	Jacobs Douwe Egberts, Term Loan B	3.500%	7/23/21	BB	6,842,500

4,368	Pinnacle Foods Finance LLC, Term Loan G	3.000%	4/29/20	BB+	4,245,385

484	Pinnacle Foods Finance LLC, Term Loan H	3.000%	4/29/20	BB+	470,278

23,466	US Foods, Inc., Incremental Term Loan	4.500%	3/31/19	B2	23,363,784

1,842	Wilton Products, Inc., Tranche B, Term Loan	7.500%	8/30/18	B–	1,734,739
47,536	Total Food Products				46,994,492

	Health Care Equipment & Supplies – 1.5%

1,571	Ardent Medical Services, Inc., Term Loan, Second Lien, DD1	11.000%	1/02/19	CCC+	1,573,885

1,394	Biomet, Inc., Term Loan B2	3.670%	7/25/17	BB–	1,390,244

7,657	Kinetic Concepts, Inc., Term Loan D1	4.000%	5/04/18	BB–	7,587,215

3,173	Onex Carestream Finance LP, Term Loan, First Lien	5.000%	6/07/19	B+	3,159,476

1,945	Onex Carestream Finance LP, Term Loan, Second Lien	9.500%	12/07/19	B–	1,931,508

692	United Surgical Partners International, Inc., Incremental Term Loan	4.750%	4/03/19	B1	688,578
16,432	Total Health Care Equipment & Supplies				16,330,906

	Health Care Providers & Services – 5.5%

5,572	Amsurg Corporation, Term Loan	3.750%	7/16/21	Ba2	5,551,105

626	BioScrip, Inc., Delayed Draw, Term Loan	6.500%	7/31/20	B1	629,637

1,044	BioScrip, Inc., Initial Term Loan B	6.500%	7/31/20	B1	1,049,395

3,713	Community Health Systems, Inc., Term Loan D	4.250%	1/27/21	BB	3,709,924

5,260	CRC Health Corporation, First Lien	5.250%	3/29/21	B1	5,260,250

4,000	CRC Health Corporation, Initial Term Loan, Second Lien	9.000%	9/28/21	CCC+	4,097,500

9,198	Drumm Investors LLC, Term Loan	6.750%	5/04/18	B	9,243,799

5,087	Healogics, Inc., Term Loan, First Lien	5.250%	7/01/21	B	5,017,300

3,000	Healogics, Inc., Term Loan, Second Lien	9.000%	7/01/22	CCC+	2,842,500

5,937	IASIS Healthcare LLC, Term Loan B2, First Lien, DD1	4.500%	5/03/18	Ba3	5,892,015

1,980	One Call Care Management, Inc., Term Loan B	5.000%	11/27/20	B1	1,963,295

985	Surgical Care Affiliates LLC, Incremental Term Loan B	4.000%	6/29/18	B	977,612

2,730	Truven Health Analytics, Inc., Term Loan B	4.500%	6/06/19	B1	2,657,996

7,090	U.S. Renal Care, Inc., Term Loan, First Lien	4.250%	7/03/19	Ba3	6,992,406

2,961	U.S. Renal Care, Inc.. Incremental Term Loan, Tranche B1, Second Lien	8.500%	1/03/20	CCC+	2,953,275
59,183	Total Health Care Providers & Services				58,838,009

18	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon (4)	Maturity (5)	Ratings (3)	Value

	Health Care Technology – 0.4%

$4,671	Catalent Pharma Solutions, Inc., Term Loan	4.250%	5/20/21	BB	$4,657,888

	Hotels, Restaurants & Leisure – 3.5%

2,723	Arby’s Restaurant Group, Inc., Term Loan B	4.750%	11/15/20	B	2,713,992

3,138	Boyd Gaming Corporation, Term Loan B	4.000%	8/14/20	BB–	3,090,848

12,111	Burger King Corporation, First Lien Term Loan B	4.500%	10/27/21	B+	12,116,512

728	CCM Merger, Inc., Term Loan B	4.500%	8/08/21	B+	721,083

5,683	CityCenter Holdings LLC, Term Loan	4.250%	10/16/20	BB–	5,649,165

2,450	Extended Stay America, Inc., Term Loan	5.000%	6/24/19	B+	2,456,125

2,229	Intrawest Resorts Holdings, Inc., Initial Term Loan	5.500%	12/09/20	B+	2,225,958

2,457	MGM Resorts International, Term Loan B	3.500%	12/20/19	BB	2,403,623

6,000	Scientific Games Corporation, Term Loan B2	6.000%	10/01/21	BB–	5,925,000
37,519	Total Hotels, Restaurants & Leisure				37,302,306

	Household Products – 0.3%

2,970	Revlon Consumer Products Corporation, Term Loan	4.000%	10/08/19	Ba2	2,928,236

	Independent Power & Renewable Electricity Producers – 0.4%

983	Calpine Corporation, Delayed Term Loan	4.000%	10/31/20	BB	971,042

981	Calpine Corporation, Term Loan B1	4.000%	4/01/18	BB	973,537

1,972	Equipower Resources Holdings LLC, Term Loan C	4.250%	12/31/19	BB	1,965,906
3,936	Total Independent Power & Renewable Electricity Producers				3,910,485

	Industrial Conglomerates – 0.2%

1,842	Brand Energy & Infrastructure Services, Inc., Initial Term Loan	4.750%	11/26/20	B1	1,786,890

	Insurance – 0.5%

735	Alliant Holdings I LLC, Initial Term Loan B, First Lien	4.250%	12/20/19	B+	725,277

4,693	Hub International Holdings, Inc., Initial Term Loan	4.250%	10/02/20	B1	4,570,650

495	USI Holdings Corporation, Initial Term Loan	4.250%	12/27/19	B1	486,635
5,923	Total Insurance				5,782,562

	Internet & Catalog Retail – 0.7%

7,500	Travelport LLC, Term Loan B, First Lien, DD1	6.000%	9/02/21	B2	7,501,875

	Internet Software & Services – 1.6%

1,975	Sabre Inc., Term Loan B2	4.500%	2/19/19	Ba3	1,942,906

63	Sabre Inc., Term Loan C	4.000%	2/18/18	Ba3	61,307

5,235	Sabre Inc., Term Loan	4.000%	2/18/19	Ba3	5,166,676

9,167	Tibco Software, Inc., Term Loan B	6.500%	11/25/20	B1	8,891,667

1,000	Tibco Software, Inc., Term Loan	5.500%	11/25/15	B1	995,000
17,440	Total Internet Software & Services				17,057,556

	IT Services – 0.5%

3,514	EIG Investors Corp., Term Loan	5.000%	11/09/19	B	3,501,069

Nuveen Investments	19

Nuveen Symphony Floating Rate Income Fund (continued)

Portfolio of Investments	December 31, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Coupon (4)	Maturity (5)	Ratings (3)	Value

	IT Services (continued)

$81	VFH Parent LLC, New Term Loan	5.750%	11/08/19	N/R	$80,123

1,595	Zayo Group LLC, Term Loan B	4.000%	7/02/19	B1	1,583,622
5,190	Total IT Services				5,164,814

	Leisure Products – 1.0%

3,980	24 Hour Fitness Worldwide, Inc., Term Loan B	4.750%	5/28/21	Ba3	3,843,187

2,627	Bombardier Recreational Products, Inc., Term Loan	4.000%	1/30/19	BB+	2,581,168

1,083	Equinox Holdings, Inc., New Initial Term Loan B	5.000%	1/31/20	B1	1,075,866

2,000	Four Seasons Holdings, Inc., Term Loan, Second Lien	6.250%	12/27/20	B–	2,000,000

1,539	Planet Fitness Holdings LLC, Term Loan	4.750%	3/31/21	B+	1,519,858
11,229	Total Leisure Products				11,020,079

	Machinery – 0.9%

448	Doosan Infracore International, Inc., Term Loan	4.500%	5/27/21	BB–	445,993

4,683	Rexnord LLC, Term Loan B	4.000%	8/21/20	BB–	4,593,012

1,400	TNT Crane and Rigging Inc., Initial Term Loan, First Lien	5.500%	11/27/20	B1	1,273,930

3,042	Xerium Technologies, Inc., Initial Term Loan	6.250%	5/17/19	BB–	3,049,226
9,573	Total Machinery				9,362,161

	Media – 11.6%

2,857	Acosta, Inc., Term Loan	5.000%	9/26/21	B1	2,856,429

64	Advantage Sales & Marketing, Inc., Delayed Draw, Term Loan	4.250%	7/23/21	B1	63,812

1,931	Advantage Sales & Marketing, Inc., Term Loan, First Lien	4.250%	7/25/21	B1	1,914,356

1,450	Advantage Sales & Marketing, Inc., Term Loan, Second Lien	7.500%	7/25/22	CCC+	1,434,775

3,995	Affinion Group Holdings, Inc., Initial Term Loan, Second Lien	8.500%	10/31/18	B3	3,603,078

2,295	Affinion Group Holdings, Inc., Term Loan, First Lien	6.750%	4/30/18	B1	2,154,412

877	AMC Entertainment, Inc., Initial Term Loan	3.500%	4/30/20	Ba2	866,558

2,488	Catalina Marketing Corporation, Term Loan, First Lien	4.500%	4/09/21	B+	2,369,344

1,000	Catalina Marketing Corporation, Term Loan, Second Lien	7.750%	4/11/22	CCC+	931,667

387	Charter Communications Operating Holdings LLC, Term Loan F	3.000%	1/03/21	Baa3	380,024

4,000	Charter Communications Operating Holdings LLC, Term Loan G	4.250%	9/10/21	Baa3	4,025,276

23,749	Clear Channel Communications, Inc., Tranche D, Term Loan	6.919%	1/30/19	CCC+	22,435,555

1,350	Clear Channel Communications, Inc. Term Loan E	7.669%	7/30/19	CCC+	1,297,688

21,268	Cumulus Media, Inc., Term Loan B	4.250%	12/23/20	B+	20,616,219

1,712	Emerald Expositions Holdings, Inc., Term Loan, First Lien	4.750%	6/17/20	BB–	1,686,469

2,941	EMI Music Publishing LLC, Term Loan B	3.750%	6/29/18	BB–	2,897,045

890	Gray Television, Inc., Initial Term Loan	3.750%	6/13/21	BB	878,504

1,990	IMG Worldwide, Inc., First Lien	5.250%	5/06/21	B1	1,925,325

4,726	Interactive Data Corporation, Term Loan B	4.750%	5/02/21	B+	4,703,800

3,156	McGraw-Hill Education Holdings LLC, Refinancing Term Loan	5.750%	3/22/19	B+	3,145,270

1,485	McGraw-Hill Education Holdings LLC, Term Loan B	6.250%	12/18/19	BB–	1,484,381

5,355	Media General, Inc., Delayed Draw, Term Loan, DD1	4.250%	7/31/20	BB+	5,303,780

20	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon (4)	Maturity (5)	Ratings (3)	Value

	Media (continued)

$3,000	Metro-Goldwyn-Mayer Studios, Inc., Term Loan, Second Lien	5.125%	6/26/20	Ba3	$2,985,000

3,753	Numericable Group S.A., Term Loan B1	4.500%	5/21/20	Ba3	3,753,077

3,247	Numericable Group S.A., Term Loan B2	4.500%	5/21/20	Ba3	3,246,923

2,827	Springer Science & Business Media, Inc., Term Loan B3	4.750%	8/14/20	B	2,791,503

19,426	Tribune Company, Term Loan B	4.000%	12/27/20	BB+	19,171,316

4,154	WMG Acquisition Corporation, Tranche B, Refinancing Term Loan	3.750%	7/01/20	B+	4,008,909
126,373	Total Media				122,930,495

	Multiline Retail – 0.4%

1,300	Hudson’s Bay Company, Term Loan B, First Lien	4.750%	11/04/20	BB	1,302,600

3,491	J.C. Penney Corporation, Inc., Term Loan	5.000%	6/20/19	B	3,371,964
4,791	Total Multiline Retail				4,674,564

	Oil, Gas & Consumable Fuels – 1.8%

990	Western Refining, Inc., Term Loan B	4.250%	11/12/20	BB–	964,012

2,779	Citgo Petroleum Corporation, Term Loan B	4.500%	7/29/21	B+	2,771,803

1,659	Crestwood Holdings LLC, Term Loan B	7.000%	6/19/19	B2	1,567,930

5,473	Energy and Exploration Partners, Term Loan	7.750%	1/22/19	N/R	3,909,417

4,798	Fieldwood Energy LLC, Term Loan, Second Lien	8.375%	9/30/20	B2	3,533,765

5,096	Seadrill Partners LLC, Initial Term Loan, DD1	4.000%	2/21/21	BB–	3,980,171

849	Southcross Energy Partners L.P., Opco Term Loan	5.250%	8/04/21	B1	802,674

1,274	Southcross Holdings Borrower L.P., Holdco Term Loan	6.000%	8/04/21	B2	1,140,306
22,918	Total Oil, Gas & Consumable Fuels				18,670,078

	Pharmaceuticals – 2.0%

197	Generic Drug Holdings, Inc., Term Loan B	5.000%	8/16/20	B1	196,877

1,035	Par Pharmaceutical Companies, Inc., Term Loan B2	4.000%	9/30/19	B1	1,011,972

1,493	Patheon, Inc., Term Loan B	4.250%	3/11/21	B	1,452,856

3,049	Pharmaceutical Product Development, Inc., Term Loan B, First Lien	4.000%	12/01/18	Ba3	3,037,285

4,919	Pharmaceutical Research Associates, Inc., Term Loan	4.500%	9/23/20	B1	4,863,377

2,574	Prestige Brands, Inc., Term Loan B, First Lien	4.500%	9/03/21	BB	2,575,683

3,405	Salix Pharmaceuticals, LTD., Term Loan	4.250%	1/02/20	Ba1	3,373,842

5,209	Valeant Pharmaceuticals International, Inc., Term Loan E	3.500%	8/05/20	Ba1	5,171,031

85	Valeant Pharmaceuticals International, Inc., Tranche B, Term Loan D2	3.500%	2/13/19	Ba1	84,172
21,966	Total Pharmaceuticals				21,767,095

	Professional Services – 0.2%

1,928	Ceridian Corporation, Term Loan B2	4.500%	9/15/20	Ba3	1,904,157

184	CHG Healthcare, Term Loan, Second Lien	9.000%	11/19/20	CCC+	183,560
2,112	Total Professional Services				2,087,717

	Real Estate Investment Trust – 0.9%

2,612	iStar Financial, Inc., Term Loan, Tranche A2, First Lien	7.000%	3/19/17	Ba3	2,685,662

1,474	Realogy Corporation, Initial Term Loan B	3.750%	3/05/20	BB	1,452,982

Nuveen Investments	21

Nuveen Symphony Floating Rate Income Fund (continued)

Portfolio of Investments	December 31, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Coupon (4)	Maturity (5)	Ratings (3)	Value

	Real Estate Investment Trust (continued)

$1,965	Starwood Property Trust, Inc., Term Loan B	3.500%	4/17/20	BB	$1,928,976

3,895	Walter Investment Management Corporation, Tranche B, Term Loan, First Lien	4.750%	12/18/20	B+	3,524,747
9,946	Total Real Estate Investment Trust				9,592,367

	Real Estate Management & Development – 0.9%

4,654	Capital Automotive LP, Term Loan, Second Lien	6.000%	4/30/20	B1	4,653,614

4,772	Capital Automotive LP, Term Loan, Tranche B1	4.000%	4/10/19	Ba2	4,700,291
9,426	Total Real Estate Management & Development				9,353,905

	Semiconductors & Semiconductor Equipment – 2.7%

11,942	Avago Technologies, Term Loan B	3.750%	5/06/21	BBB–	11,912,638

9,638	Freescale Semiconductor, Inc., Term Loan, Tranche B4	4.250%	2/28/20	B1	9,420,849

7,429	Freescale Semiconductor, Inc., Term Loan, Tranche B5	5.000%	1/15/21	B1	7,423,994

292	NXP Semiconductor LLC, Term Loan D	3.250%	1/11/20	BBB–	288,548
29,301	Total Semiconductors & Semiconductor Equipment				29,046,029

	Software – 4.7%

4,950	Applied Systems, Inc., Initial Term Loan, First Lien	4.250%	1/25/21	B+	4,874,512

2,000	Applied Systems, Inc., Initial Term Loan, Second Lien	7.500%	1/24/22	CCC+	1,983,334

925	Aspect Software, Inc., Term Loan B	7.250%	5/07/16	B1	906,500

1,971	Blackboard, Inc., Term Loan B3	4.750%	10/04/18	B+	1,955,510

7,186	BMC Software, Inc., Initial Term Loan, DD1	5.000%	9/10/20	B1	6,985,792

7,000	Compuware Corporation, Tranche B2, Term Loan, First Lien, (WI/DD)	TBD	TBD	B	6,656,566

3,872	Datatel Parent Corp, Term Loan B1	4.000%	7/19/18	BB–	3,828,573

2,441	Emdeon Business Services LLC, Term Loan B2	3.750%	11/02/18	Ba3	2,403,253

7,611	Infor Global Solutions Intermediate Holdings, Ltd., Term Loan B5	3.750%	6/03/20	Ba3	7,394,219

800	Micro Focus International PLC, Term Loan B	5.250%	11/19/21	BB–	771,334

1,200	Micro Focus International PLC, Term Loan C	4.500%	11/20/19	BB–	1,151,000

5,175	Misys PLC, Term Loan B, First Lien	5.000%	12/12/18	B+	5,155,679

5,610	Zebra Technologies Corporation, Term Loan B, First Lien	4.750%	10/27/21	BB+	5,653,585
50,741	Total Software				49,719,857

	Specialty Retail – 0.7%

3,379	Gardner Denver, Inc., Term Loan, DD1	4.250%	7/30/20	B1	3,175,334

1,990	Kate Spade & Company, Initial Term Loan	4.000%	4/09/21	B	1,927,813

494	Michaels Stores, Inc. Term Loan, First Lien	3.750%	1/28/20	Ba3	485,403

2,000	Pilot Travel Centers LLC, Term Loan B, First Lien	4.250%	9/30/21	BB	2,006,250
7,863	Total Specialty Retail				7,594,800

	Textiles, Apparel & Luxury Goods – 0.8%

5,950	Gymboree Corporation, Term Loan, (WI/DD)	TBD	TBD	B3	3,927,000

4,950	Polymer Group, Inc., Initial Term Loan	5.250%	12/19/19	B2	4,906,687
10,900	Total Textiles, Apparel & Luxury Goods				8,833,687

22	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon (4)	Maturity (5)	Ratings (3)	Value

	Trading Companies & Distributors – 0.9%

$8,419	HD Supply, Inc., Term Loan	4.000%	6/28/18	B+	$8,354,336

1,666	Neff Rental/Neff Finance Closing Date Loan, Second Lien	7.250%	6/09/21	B–	1,645,261
10,085	Total Trading Companies & Distributors				9,999,597

	Transportation Infrastructure – 0.1%

77	Ceva Group PLC, Canadian Term Loan	6.500%	3/19/21	B2	72,743

449	Ceva Group PLC, Dutch B.V., Term Loan	6.500%	3/19/21	B2	421,909

429	Ceva Group PLC, Synthetic Letter of Credit Term Loan	6.500%	3/19/21	B2	403,109

619	Ceva Group PLC, US Term Loan	6.500%	3/19/21	B2	581,943
1,574	Total Transportation Infrastructure				1,479,704

	Wireless Telecommunication Services – 0.6%

4,468	Fairpoint Communications, Inc., Term Loan B	7.500%	2/11/19	B	4,456,866

1,500	UPC Broadband Holding BV, Term Loan AH	3.250%	6/30/21	BB–	1,470,375
5,968	Total Wireless Telecommunication Services				5,927,241
$860,038	Total Variable Rate Senior Loan Interests (cost $851,884,918)				838,160,465
	Total Long-Term Investments (cost $1,021,346,431)				1,000,529,884

Principal Amount (000)	Description (1)	Coupon	Maturity		Value

	SHORT-TERM INVESTMENTS – 3.3%

$34,680	Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/31/14, repurchase price $14,274,939, collateralized by $14,470,000 U.S. Treasury Notes, 1.500%, due 1/31/19, value $14,560,438; repurchase price $2,362,243, collateralized by $2,345,000 U.S. Treasury Notes, 2.375%, due 8/15/24, value $2,409,488; repurchase price $18,043,170, collateralized by $18,380,000 U.S. Treasury Notes, 1.375%, due 6/30/18, value $18,407,276	0.000%	1/02/15		$34,680,352
	Total Short-Term Investments (cost $34,680,352)				34,680,352
	Total Investments (cost $1,056,026,783) – 97.6%				1,035,210,236
	Other Assets Less Liabilities – 2.4%				25,145,616
	Net Assets – 100%				$1,060,355,852

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

Nuveen Investments	23

Nuveen Symphony Floating Rate Income Fund (continued)

Portfolio of Investments	December 31, 2014 (Unaudited)

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$—	$2,013,491	$—	$2,013,491
Corporate Bonds	—	160,355,928	—	160,355,928
Variable Rate Senior Loan Interests	—	838,160,465	—	838,160,465
Short-Term Investments:
Repurchase Agreements	—	34,680,352	—	34,680,352
Total	$—	$1,035,210,236	$—	$1,035,210,236

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of December 31, 2014, the cost of investments was $1,057,490,685.

Gross unrealized appreciation and gross unrealized depreciation of investments as of December 31, 2014, were as follows:

Gross unrealized:
Appreciation	$3,219,049
Depreciation	(25,499,498)
Net unrealized appreciation (depreciation) of investments	$(22,280,449)

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate plus an assigned fixed rate. These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.

(5)	Senior loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.

DD1	Portion of investment purchased on a delayed delivery basis.

WI/DD	Purchased on a when-issued or delayed delivery basis.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

TBD	Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final coupon rate and maturity date.

24	Nuveen Investments

Nuveen Symphony High Yield Bond Fund

Portfolio of Investments	December 31, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	LONG-TERM INVESTMENTS – 98.1%

	CORPORATE BONDS – 98.1%

	Commercial Services & Supplies – 3.2%

$500	Cenveo Corporation, 144A	6.000%	8/01/19	B	$452,500

	Communications Equipment – 3.1%

450	CommScope Inc., 144A	5.500%	6/15/24	B+	443,250

	Construction Materials – 1.7%

250	Gates Global LLC, 144A	6.000%	7/15/22	B	239,425

	Containers & Packaging – 3.5%

500	Cascades Inc., 144A	5.500%	7/15/22	Ba3	497,500

	Diversified Consumer Services – 3.3%

475	Harland Clarke Holdings, 144A	6.875%	3/01/20	B+	463,125

	Diversified Telecommunication Services – 5.3%

500	IntelSat Limited, 144A	8.125%	6/01/23	B–	510,000

250	Windstream Corporation	7.500%	4/01/23	BB	248,750
750	Total Diversified Telecommunication Services				758,750

	Energy Equipment & Services – 7.2%

800	Offshore Group Investment Limited	7.125%	4/01/23	B–	567,999

450	Regency Energy Partners Finance	5.875%	3/01/22	BB	448,875
1,250	Total Energy Equipment & Services				1,016,874

	Health Care Providers & Services – 5.7%

350	Omnicare, Inc.	4.750%	12/01/22	BBB–	354,375

250	Truven Health Analytics Inc.	10.625%	6/01/20	CCC+	243,750

200	Wellcare Health Plans Inc., 144A	5.750%	11/15/20	BB	206,500
800	Total Health Care Providers & Services				804,625

	Machinery – 1.9%

250	Cleaver-Brooks Inc., 144A	8.750%	12/15/19	B	263,125

	Marine – 5.2%

250	Global Ship Lease Inc., 144A	10.000%	4/01/19	B	251,875

500	Navios Maritime Acquisition Corporation, 144A	8.125%	11/15/21	B+	487,500
750	Total Marine				739,375

	Media – 14.5%

350	CCOH Safari LLC	5.750%	12/01/24	B+	353,938

415	Clear Channel Communications, Inc.	14.000%	2/01/21	CCC–	338,430

500	Dish DBS Corporation	5.000%	3/15/23	BB–	483,750

500	Media General Financing Sub Inc., 144A	5.875%	11/15/22	B3	495,000

Nuveen Investments	25

Nuveen Symphony High Yield Bond Fund (continued)

Portfolio of Investments	December 31, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Media (continued)

$380	Numericable Group SA, 144A	6.250%	5/15/24	Ba3	$382,850
2,145	Total Media				2,053,968

	Oil, Gas & Consumable Fuels – 14.6%

500	Chaparral Energy Inc.	8.250%	9/01/21	B–	340,000

300	Clayton Williams Energy Inc.	7.750%	4/01/19	B–	255,000

250	Crestwood Midstream Partners LP	6.125%	3/01/22	BB	238,750

500	EnQuest PLC, 144A	7.000%	4/15/22	B	310,000

300	Halcon Resources Corporation.	9.250%	2/15/22	CCC+	221,250

250	Legacy Reserves LP Finance Corporation, 144A	6.625%	12/01/21	B	203,750

390	Northern Blizzard Resources Inc., 144A	7.250%	2/01/22	B	315,900

200	Parsley Energy LLC Finance Corporation, 144A	7.500%	2/15/22	CCC+	189,500
2,690	Total Oil, Gas & Consumable Fuels				2,074,150

	Pharmaceuticals – 3.6%

500	Salix Pharmaceuticals Limited, 144A	6.000%	1/15/21	B	510,000

	Professional Services – 3.5%

500	IHS Inc., 144A	5.000%	11/01/22	BBB	495,000

	Real Estate Investment Trust – 3.4%

500	iStar Financial Inc.	5.000%	7/01/19	BB–	485,000

	Semiconductors & Semiconductor Equipment – 3.0%

500	Advanced Micro Devices, Inc.	7.000%	7/01/24	B	423,750

	Software – 4.8%

200	Audatex North America Inc., 144A	6.125%	11/01/23	BB–	206,500

500	BMC Software Finance Inc., 144A	8.125%	7/15/21	CCC+	470,000
700	Total Software				676,500

	Specialty Retail – 0.9%

150	Jo-Ann Stores Holdings Inc., 144A	9.750%	10/15/19	CCC+	127,500

	Transportation Infrastructure – 2.5%

375	CEVA Group PLC, 144A	7.000%	3/01/21	B2	361,875

	Wireless Telecommunication Services – 7.2%

350	FairPoint Communications Inc., 144A	8.750%	8/15/19	B	351,750

500	Sprint Corporation	7.125%	6/15/24	BB–	465,000

200	T-Mobile USA Inc.	6.375%	3/01/25	BB	203,200
1,050	Total Wireless Telecommunication Services				1,019,950
$15,085	Total Long-Term Investments (cost $14,962,128)				13,906,242
	Other Assets Less Liabilities – 1.9%				275,224
	Net Assets – 100%				$14,181,466

26	Nuveen Investments

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Corporate Bonds	$—	$13,906,242	$—	$13,906,242

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of December 31, 2014, the cost of investments was $14,986,331.

Gross unrealized appreciation and gross unrealized depreciation of investments as of December 31, 2014, were as follows:

Gross unrealized:
Appreciation	$57,393
Depreciation	(1,137,482)
Net unrealized appreciation (depreciation) of investments	$(1,080,089)

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

Nuveen Investments	27

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See Ex-99. CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Investment Trust III

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date: February 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: February 27, 2015

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: February 27, 2015